Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to sumbit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank Preite
Title: Vice President/Equity Counsel
Phone: 212-325-7617

Signature, Place, and Date of Signing:

Frank Preite [Signature] New York, New York [City, State] May 15, 2000 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-____	____
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-____	____

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

F13Mar00CL.txt

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 2679

Form 13F Information Table Value Total: $12,323,349 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-______	______
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-______	______

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared- as defined in Instr.V	(c) Shared- other		(a) Sole	(b) Shared	(c) None
①	ALLEGHENY TECHNOLOGIES INC	COM	01741R102	$ 35,232,000	1,756,150		X		3	X		
②	AMFM INC	COM	001693100	$ 32,237,000	518,900		X		3	X		
③	AVTEAM INC	CL A	054527205	$ 3,324,000	984,760		X		3	X		
④	CBS CORP	COM	12490K107	$ 1,529,000	27,000		X		3	X		
⑤	CENDANT CORP	COM	151313103	$ 13,875,000	750,000		X		3	X		
⑥	CHAMPION INTL CORP	COM	158525105	$ 1,337,000	25,100		X		3	X		
⑦	CITADEL COMMUNICATIONS CORP	COM	172853202	$ 7,992,000	222,000		X		3	X		
⑧	CONCENTRIC NETWORK CORP	COM	20589R107	$ 27,500,000	500,000		X		3	X		
⑨	DII GROUP INC	COM	232949107	$ 47,205,000	420,300		X		3	X		
⑩	FINANCIAL SEC ASSURN HLDGS LTD	COM	31769P100	$ 10,538,000	143,500		X		3	X		
⑪	FIRST SEC CORP DEL	COM	336294103	$ 9,900,000	825,000		X		3	X		
	COLUMN TOTALS			$ 190,669,000								

CONFIDENTIAL PROPRIETARY POSITIONS FORM 13F

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
12	GOLDEN ST BANCORP INC	WT EXP 082100	381197128	$ 10,091,000	2,227,700		X		3			
13	GTE CORP	COM	362320103	$ 63,190,000	890,000		X		3	X		
14	IMPROVENET INC	COM	45321E106	$ 2,991,000	405,600		X		3	X		
15	LIMITED INC	COM	532716107	$ 22,103,000	524,700		X		3	X		
16	MEDIAONE GROUP INC	COM	58440J104	$ 249,075,000	3,075,000		X		3	X		
17	MIRAGE RESORTS INC	COM	60462E104	$ 19,375,000	1,000,000		X		3	X		
18	MONSANTO CO	COM	611662107	$ 97,056,000	1,949,700		X		3	X		
19	ORTEL CORP	COM	68749W102	$ 33,750,000	180,000		X		3	X		
20	PIMCO ADVISORS HLDGS L P	UT LTD PART INT	69338P102	$ 28,734,000	750,000		X		3	X		
21	QWEST COMMUNICATIONS INTL INC	COM	749121109	$ 98,368,000	2,028,200		X		3	X		
22	RAYTHEON CO	CL B	755111408	$ 2,130,000	120,000		X		3	X		
	COLUMN TOTALS			$ 626,863,000								

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
23	SAFEGUARD SCIENTIFICS INC	SB NT CV 5%06	786449AE8	$ 265,923,000	88,884,000		X		3			X
24	SAUER INC	COM	804137107	$ 8,530,000	1,066,200		X		3	X		
25	SPRINT CORP	COM FON GROUP	852061100	$ 5,040,000	80,000		X		3	X		
26	STERLING SOFTWARE INC	COM	859547101	$ 4,956,000	162,500		X		3	X		
27	TIME WARNER INC	COM	887315109	$ 14,000,000	140,000		X		3	X		
28	TIMES MIRROR CO NEW	COM SER A	887364107	$ 55,762,000	600,000		X		3	X		
29	U S WEST INC NEW	COM	91273H101	$ 157,792,000	2,172,700		X		3	X		
30	WARNER LAMBERT CO	COM	934488107	$ 79,872,000	819,200		X		3	X		
31	WILLIAMS COS INC DEL	COM	969457100	$ 2,509,000	57,100		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS			$ 594,384,000 $ 1,411,916,000								